Short-term deposits and long-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term deposits and long-term deposits
Short-term deposits	¥ 4,075,048	$ 558,279	¥ 6,851,160
Long-term deposits	1,470,000	201,389	2,553,293
RMB
Short-term deposits and long-term deposits
Short-term deposits	1,135,000		1,185,000
Long-term deposits	1,470,000	1,470,000	2,100,000	$ 2,100,000
US$
Short-term deposits and long-term deposits
Short-term deposits	¥ 2,940,048	$ 408,999	5,666,160	800,000
Long-term deposits			¥ 453,293	$ 64,000